Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2019
Registrant Name	MFS INSTITUTIONAL TRUST
Entity Central Index Key	0000867969
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 25, 2019
Document Effective Date	Oct. 28, 2019
Prospectus Date	Oct. 28, 2019
MFS® Institutional International Equity Fund | MFS Institutional International Equity Fund
Prospectus:
Trading Symbol	MIEIX